Commitments and Contingencies	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies

(14) Commitments and Contingencies

The Corporation is not involved in any legal proceedings, investigations and claims which are expected to have a material adverse effect on its financial condition, results of operations or liquidity.

In April 2021, the Corporation entered into agreements that included other commitments of $4.5 million.

A description of the joint development agreement that the Corporation entered into in June 2019 is disclosed in the audited consolidated financial statements as of, and for the years ended, December 31, 2020 and 2019, included in the proxy statement/prospectus filed with the SEC on September 24, 2021. As of September 30, 2021, as a result of the Corporation’s work around SARS-2 and the JPEO contract (please refer to Note 5, Revenue, for additional information), this project remains on hold.

(15) Commitments and Contingencies

The Corporation is not involved in any legal proceedings, investigations and claims which are expected to have a material adverse effect on its financial condition, results of operations or liquidity.

Big Cypress Acquisition Corp [Member]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Underwriting Agreement

The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 1,500,000 additional Units at the public offering price less the underwriting commissions to cover over-allotments, if any. On January 14, 2021, the underwriter fully exercised its over-allotment option (see Note 8).

The underwriter was entitled to a cash underwriting fee of 1.33% of the gross proceeds of the IPO and, upon consummation of the IPO on January 14, 2021, was paid an aggregate of $1,529,500.

The underwriters are entitled to deferred underwriting fee of 3.67% of the gross proceeds of the IPO, or $4,220,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Registration Rights

The holders of the founder shares, representative shares, placement units, and units that may be issued upon conversion of working capital loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of this offering. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Note 7 — Commitments and Contingencies

Underwriting Agreement

The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 1,500,000 additional Units at the public offering price less the underwriting commissions to cover over-allotments, if any. On January 14, 2021, the underwriter fully exercised its over-allotment option.

Upon consummation of the IPO on January 14, 2021, the underwriters were paid a cash underwriting fee of 1.33% of the gross proceeds of the IPO, or $1,529,500 in the aggregate.

The underwriters are entitled to deferred underwriting fee of 3.67% of the gross proceeds of the IPO, or $4,220,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Registration Rights

The holders of the founder shares, representative shares, placement units, and units that may be issued upon conversion of working capital loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of this offering. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements.